Significant Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Voyage revenues	$ 624,480	$ 597,831	$ 591,103
Royal Dutch Shell Plc. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 133,900	$ 136,300	$ 134,400
Percentage of voyage revenues from major customers (less than)	21.00%	23.00%	23.00%
Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 73,800	$ 69,900	$ 71,500
Percentage of voyage revenues from major customers (less than)	12.00%	12.00%	12.00%
Natural Energy Group S.A | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues		$ 64,900	$ 65,300
Percentage of voyage revenues from major customers (less than)	1000000000.00%	11.00%	11.00%
Cheniere Marketing International LLP | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues			$ 61,000
Percentage of voyage revenues from major customers (less than)	1000.00%	1000000000.00%	10.00%